Nature of the Business and Summary of Significant Accounting Policies (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	9,642,523	8,843,526	8,846,299	8,760,848
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	145,399	136,402	139,175	128,174
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	2,315,000	2,285,000	2,285,000	2,269,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	7,182,124	6,422,124	6,422,124	6,363,674